S000005573 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended	299 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.21%	1.35%
Lipper Multi-Sector Income Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.11%	1.83%	2.94%	2.96%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.05%	1.61%		2.61%
Performance Inception Date						Feb. 01, 2000
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.38%)	(0.07%)		1.02%
Performance Inception Date						Feb. 01, 2000
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.26%	0.55%		1.32%
Performance Inception Date						Feb. 01, 2000
Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.73%	1.72%		2.44%
Performance Inception Date						Feb. 01, 2000
Class I
Prospectus [Line Items]
Average Annual Return, Percent		6.79%	2.75%		3.32%
Performance Inception Date						Feb. 01, 2000
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		6.78%	2.82%	3.38%
Performance Inception Date				Jan. 20, 2015

[1]	An index designed to measure the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).
[2]	Represents the average annualized total return for all reporting funds in the Lipper Multi-Sector Income Funds Classification.